FINANCING AND LOANS - Movements of Provision for Guarantees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Provision for guarantees equivalent to face value (as a percent)	1.00%
Guarantee Additions, Value of Financing	R$ 5,349,921	R$ 3,899,843
Guarantee Additions, Outstanding Balance	5,909,661	3,914,247
Balance Guaranteed by Eletrobras	59,097	39,142
Movements of the guarantees provision
Provision for Guarantee at beginning of period	512,690	487,912
Guarantee Additions	59,097	39,142
Guarantee Write offs	(22,351)	(14,364)
Provision for Guarantee at end of period	R$ 549,436	R$ 512,690
Norte Energia | Borrowings from Contract for Norte Energia for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	15.00%
Guarantee Additions, Value of Financing	R$ 23,835
Guarantee Additions, Outstanding Balance	23,835
Balance Guaranteed by Eletrobras	238
Movements of the guarantees provision
Guarantee Additions	R$ 238
Santa Vitoria do Palmar Holding S.A. | Borrowings from BNDES for Santa Vitria do Palmar Holding S.A. for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	61.75%	49.00%
Guarantee Additions, Value of Financing	R$ 249,458	R$ 197,950
Guarantee Additions, Outstanding Balance	245,359	201,411
Balance Guaranteed by Eletrobras	2,454	2,014
Movements of the guarantees provision
Guarantee Additions	R$ 2,454	R$ 2,014
Santa Vitoria do Palmar Holding S.A. | Borrowings from BNDES for Santa Vitria do Palmar Holding S.A. for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		49.00%
Guarantee Additions, Value of Financing		R$ 98,000
Guarantee Additions, Outstanding Balance		101,351
Balance Guaranteed by Eletrobras		1,014
Movements of the guarantees provision
Guarantee Additions		R$ 1,014
Santa Vitoria do Palmar Holding S.A. | Borrowings from Issue of Debentures for Santa Vitria do Palmar Holding S.A. for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		49.00%
Guarantee Additions, Value of Financing		R$ 44,100
Guarantee Additions, Outstanding Balance		57,757
Balance Guaranteed by Eletrobras		578
Movements of the guarantees provision
Guarantee Additions		R$ 578
Centroeste de Minas | Borrowings from BNDES for Centroeste de Minas for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.00%
Guarantee Additions, Value of Financing	R$ 13,827
Guarantee Additions, Outstanding Balance	6,549
Balance Guaranteed by Eletrobras	65
Movements of the guarantees provision
Guarantee Additions	R$ 65
Elic a Serra das Vacas | Borrowings from BNDES for Elic a Serra das Vacas for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.00%
Guarantee Additions, Value of Financing	R$ 132,009
Guarantee Additions, Outstanding Balance	128,072
Balance Guaranteed by Eletrobras	1,281
Movements of the guarantees provision
Guarantee Additions	R$ 1,281
Manaus Transnissora | Borrowings from Issue of Debentures for Elic a Serra das Vacas for Eletrobras.
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.00%
Guarantee Additions, Value of Financing	R$ 33,320
Guarantee Additions, Outstanding Balance	34,668
Balance Guaranteed by Eletrobras	347
Movements of the guarantees provision
Guarantee Additions	R$ 347
Manaus Transnissora | Borrowings from BNDES for Manaus Transmissora for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.50%
Guarantee Additions, Value of Financing	R$ 198,495
Guarantee Additions, Outstanding Balance	128,580
Balance Guaranteed by Eletrobras	1,286
Movements of the guarantees provision
Guarantee Additions	R$ 1,286
Manaus Transnissora | Borrowings from BASA for Manaus Transmissora for Eletrobras one
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.50%
Guarantee Additions, Value of Financing	R$ 123,750
Guarantee Additions, Outstanding Balance	139,249
Balance Guaranteed by Eletrobras	1,392
Movements of the guarantees provision
Guarantee Additions	R$ 1,392
Manaus Transnissora | Borrowings from BASA for Manaus Transmissora for Eletrobras two
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.50%
Guarantee Additions, Value of Financing	R$ 74,250
Guarantee Additions, Outstanding Balance	84,109
Balance Guaranteed by Eletrobras	841
Movements of the guarantees provision
Guarantee Additions	R$ 841
Complexo Elico Livramento - Entorno II | Borrowings from KfW for Complexo Elico Livramento - Entorno II for Eletrosul
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	100.00%
Guarantee Additions, Value of Financing	R$ 282,083
Guarantee Additions, Outstanding Balance	282,967
Balance Guaranteed by Eletrobras	2,830
Movements of the guarantees provision
Guarantee Additions	R$ 2,830
Transmissora Matogrossense de Energia S.A. | Borrowings from BNDES for Transmissora Matogrossense de Energia S.A. for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.00%
Guarantee Additions, Value of Financing	R$ 39,200
Guarantee Additions, Outstanding Balance	31,649
Balance Guaranteed by Eletrobras	316
Movements of the guarantees provision
Guarantee Additions	R$ 316
Transmissora Matogrossense de Energia S.A. | Borrowings from BNDES for Transmissora Matogrossense de Energia S.A. for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	49.00%
Guarantee Additions, Value of Financing	R$ 42,777
Guarantee Additions, Outstanding Balance	24,296
Balance Guaranteed by Eletrobras	243
Movements of the guarantees provision
Guarantee Additions	R$ 243
Reforo Estrutura de Capital de Giro 2 | Borrowings from Banco do Brasil for Reforo Estrutura de Capital de Giro 2 for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	100.00%
Guarantee Additions, Value of Financing	R$ 405,262
Guarantee Additions, Outstanding Balance	405,262
Balance Guaranteed by Eletrobras	4,053
Movements of the guarantees provision
Guarantee Additions	R$ 4,053
Eolicas Casa Nova II e III | Borrowings from BNB for Elicas Casa Nova II e III For Chesf
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	100.00%
Guarantee Additions, Value of Financing	R$ 158,420
Guarantee Additions, Outstanding Balance	137,237
Balance Guaranteed by Eletrobras	1,372
Movements of the guarantees provision
Guarantee Additions	R$ 1,372
HPP Santo Antnio | Borrowings from BNDES Direct Original for HPP Santo Antnio For Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	42.46%
Guarantee Additions, Value of Financing	R$ 1,313,112
Guarantee Additions, Outstanding Balance	1,533,118
Balance Guaranteed by Eletrobras	15,331
Movements of the guarantees provision
Guarantee Additions	R$ 15,331
HPP Santo Antnio | Borrowings from BNDES Direct Supplement for HPP Santo Antnio For Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	39.00%
Guarantee Additions, Value of Financing	R$ 388,050
Guarantee Additions, Outstanding Balance	457,248
Balance Guaranteed by Eletrobras	4,572
Movements of the guarantees provision
Guarantee Additions	R$ 4,572
HPP Santo Antnio | Borrowings from BNDES Transfer Original for HPP Santo Antnio For Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	42.46%
Guarantee Additions, Value of Financing	R$ 1,291,882
Guarantee Additions, Outstanding Balance	1,582,769
Balance Guaranteed by Eletrobras	15,828
Movements of the guarantees provision
Guarantee Additions	R$ 15,828
HPP Santo Antnio | Borrowings from BNDES Transfer Supplement for HPP Santo Antnio For Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	39.00%
Guarantee Additions, Value of Financing	R$ 388,050
Guarantee Additions, Outstanding Balance	468,290
Balance Guaranteed by Eletrobras	4,683
Movements of the guarantees provision
Guarantee Additions	R$ 4,683
HPP Sinop | Borrowings from Issue of Debentures for HPP Sinop For Chesf
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	24.50%
Guarantee Additions, Value of Financing	R$ 57,820
Guarantee Additions, Outstanding Balance	59,215
Balance Guaranteed by Eletrobras	592
Movements of the guarantees provision
Guarantee Additions	R$ 592
HPP Sinop | Borrowings from Issue of Debentures for HPP Sinop For Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	24.50%
Guarantee Additions, Value of Financing	R$ 57,820
Guarantee Additions, Outstanding Balance	59,215
Balance Guaranteed by Eletrobras	592
Movements of the guarantees provision
Guarantee Additions	R$ 592
Transmissora Sul Litornea de Energia | Borrowings from Debentures for Transmissora Sul Litornea de Energia For Eletrosul
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)	51.00%
Guarantee Additions, Value of Financing	R$ 76,500
Guarantee Additions, Outstanding Balance	77,975
Balance Guaranteed by Eletrobras	780
Movements of the guarantees provision
Guarantee Additions	R$ 780
Transmissora Sul Litornea de Energia | Borrowings from BNDES For Transmissora Sul Litornea de Energia for Eletrosul
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		51.00%
Guarantee Additions, Value of Financing		R$ 252,108
Guarantee Additions, Outstanding Balance		225,345
Balance Guaranteed by Eletrobras		2,253
Movements of the guarantees provision
Guarantee Additions		R$ 2,253
Elic a Hermenegildo I S/A | Borrowings from BNDES for Elic a Hermenegildo I S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 109,566
Guarantee Additions, Outstanding Balance		104,995
Balance Guaranteed by Eletrobras		1,050
Movements of the guarantees provision
Guarantee Additions		R$ 1,050
Elic a Hermenegildo I S/A | Borrowings from BRDE for Elic a Hermenegildo I S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 47,764
Guarantee Additions, Outstanding Balance		46,013
Balance Guaranteed by Eletrobras		460
Movements of the guarantees provision
Guarantee Additions		R$ 460
Elic a Hermenegildo II S/A | Borrowings from BNDES for Elic a Hermenegildo II S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 109,590
Guarantee Additions, Outstanding Balance		105,018
Balance Guaranteed by Eletrobras		1,050
Movements of the guarantees provision
Guarantee Additions		R$ 1,050
Elic a Hermenegildo II S/A | Borrowings from BRDE for Elic a Hermenegildo II S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 47,775
Guarantee Additions, Outstanding Balance		46,023
Balance Guaranteed by Eletrobras		460
Movements of the guarantees provision
Guarantee Additions		R$ 460
Elic a Hermenegildo III S/A | Borrowings from BNDES bank for Eolica Hermenegildo III S/A project for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 93,367
Guarantee Additions, Outstanding Balance		89,472
Balance Guaranteed by Eletrobras		895
Movements of the guarantees provision
Guarantee Additions		R$ 895
Elic a Hermenegildo III S/A | Borrowings From BRDE For Elic a Hermenegildo III S/A For Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 40,703
Guarantee Additions, Outstanding Balance		39,210
Balance Guaranteed by Eletrobras		392
Movements of the guarantees provision
Guarantee Additions		R$ 392
Elic a Chu IX S/A | Borrowings from BNDES for Elic a Chu IX S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 31,561
Guarantee Additions, Outstanding Balance		30,244
Balance Guaranteed by Eletrobras		302
Movements of the guarantees provision
Guarantee Additions		R$ 302
Elic a Chu IX S/A | Borrowings from BRDE for Elic a Chu IX S/A for Eletrobras
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		99.99%
Guarantee Additions, Value of Financing		R$ 13,758
Guarantee Additions, Outstanding Balance		13,254
Balance Guaranteed by Eletrobras		133
Movements of the guarantees provision
Guarantee Additions		R$ 133
Corporate Projects Eletrosul 3 | Borrowings from Corporate Projects Eletrosul 3 for Eletrosul
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		100.00%
Guarantee Additions, Value of Financing		R$ 690,000
Guarantee Additions, Outstanding Balance		691,421
Balance Guaranteed by Eletrobras		6,914
Movements of the guarantees provision
Guarantee Additions		R$ 6,914
Belo Monte Transmissora de Energia S. A. | Borrowings from BNDES for Belo Monte Transmissora de Energia S. A. for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 412,825
Guarantee Additions, Outstanding Balance		429,894
Balance Guaranteed by Eletrobras		4,299
Movements of the guarantees provision
Guarantee Additions		R$ 4,299
Belo Monte Transmissora de Energia S. A. | Borrowings from BNDES TRANSFER for Belo Monte Transmissora de Energia S. A. for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 214,375
Guarantee Additions, Outstanding Balance		226,383
Balance Guaranteed by Eletrobras		2,264
Movements of the guarantees provision
Guarantee Additions		R$ 2,264
Belo Monte Transmissora de Energia S. A. | Borrowings from BNDES for Belo Monte Transmissora de Energia S. A. for Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 412,825
Guarantee Additions, Outstanding Balance		429,894
Balance Guaranteed by Eletrobras		4,299
Movements of the guarantees provision
Guarantee Additions		R$ 4,299
Belo Monte Transmissora de Energia S. A. | Borrowings from BNDES TRANSFER for Belo Monte Transmissora de Energia S. A. for Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 214,375
Guarantee Additions, Outstanding Balance		226,383
Balance Guaranteed by Eletrobras		2,264
Movements of the guarantees provision
Guarantee Additions		R$ 2,264
Reinforcement of the Working Capital Structure 2 | Borrowings from CEF for Reinforcement of the Working Capital Structure 2 for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		100.00%
Guarantee Additions, Value of Financing		R$ 500,000
Guarantee Additions, Outstanding Balance		479,420
Balance Guaranteed by Eletrobras		4,794
Movements of the guarantees provision
Guarantee Additions		R$ 4,794
Corporate Projects Furnas 1 | Borrowings from Corporate Projects Furnas 1 for Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		100.00%
Guarantee Additions, Value of Financing		R$ 50,000
Guarantee Additions, Outstanding Balance		50,018
Balance Guaranteed by Eletrobras		500
Movements of the guarantees provision
Guarantee Additions		R$ 500
Corporate Projects Furnas 2 | Borrowings from Banco do Brasil For Corporate Projects Furnas 2 for Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		100.00%
Guarantee Additions, Value of Financing		R$ 35,000
Guarantee Additions, Outstanding Balance		35,013
Balance Guaranteed by Eletrobras		350
Movements of the guarantees provision
Guarantee Additions		R$ 350
Belo Monte Transmissora de Energia | Borrowings from Issue of Debentures For Belo Monte Transmissora de Energia for Eletronorte
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 142,100
Guarantee Additions, Outstanding Balance		142,865
Balance Guaranteed by Eletrobras		1,429
Movements of the guarantees provision
Guarantee Additions		R$ 1,429
Belo Monte Transmissora de Energia | Borrowings from Issue of Debentures For Belo Monte Transmissora de Energia for Furnas
FINANCING AND LOANS
Guarantee Additions, Shareholding of the Subsidiary (percentage)		24.50%
Guarantee Additions, Value of Financing		R$ 142,100
Guarantee Additions, Outstanding Balance		142,865
Balance Guaranteed by Eletrobras		1,429
Movements of the guarantees provision
Guarantee Additions		R$ 1,429